CHT STAT SUP-1 043014

Statutory Prospectus Supplement dated April 30, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Charter Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager (lead)	2002
Brian Nelson	Portfolio Manager	2007”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the statutory prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1998.

•	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

The portfolio managers are assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

CHT STAT SUP-1 043014

AEF STAT SUP-1 043014

Statutory Prospectus Supplement dated April 30, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Charter Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO CHARTER FUND – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager (lead)	2002
Brian Nelson	Portfolio Manager	2007”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Charter Fund” in the statutory prospectus:

•	“Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1998.

•	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

The portfolio managers are assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.”

AEF STAT SUP-1 043014

AEF STAT SUP-2 043014

Statutory Prospectus Supplement dated April 30, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Charter Fund

Invesco Summit Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO CHARTER FUND – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager (lead)	2002
Brian Nelson	Portfolio Manager	2007”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Charter Fund” in the statutory prospectus:

•	“Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1998.

•	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

The portfolio managers are assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.”

AEF STAT SUP-2 043014

AEF SUP-3 043014

Statement of Additional Information Supplement dated April 30, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, P, R, R5, R6, S, Y and Investor Class shares, as applicable, of the Funds listed below:

Invesco Charter Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

Effective April 30, 2014, Tyler Dann II is no longer a portfolio manager for Invesco Charter Fund. All references to Mr. Dann in Appendix H are deleted.

AEF SUP-3 043014